Events After the Reporting Period - Vaccine Discovery Collaboration Agreement (Details)	Jan. 01, 2023
Vaccine Discovery Collaboration Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Research And Intellectual Property Licensing Costs Divided Between Parties	50.00%